Fair value of financial instruments	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair value of financial instruments	Fair value of financial instruments
This section should be read in conjunction with Note 17, Fair value of financial instruments of the Barclays PLC Annual Report 2022 which provides more detail about accounting policies adopted, valuation methodologies used in calculating fair value and the valuation control framework which governs oversight of valuations. There have been no changes in the accounting policies adopted or the valuation methodologies used.
Valuation
The following table shows the Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.23	£m	£m	£m	£m
Trading portfolio assets	87,003	72,032	6,799	165,834
Financial assets at fair value through the income statement	6,144	219,938	9,018	235,100
Derivative financial instruments	3,484	258,295	4,533	266,312
Financial assets at fair value through other comprehensive income	24,477	41,477	114	66,068
Investment property	—	—	2	2
Total assets	121,108	591,742	20,466	733,316

Trading portfolio liabilities	(37,451)	(33,477)	(52)	(70,980)
Financial liabilities designated at fair value	(115)	(313,439)	(1,100)	(314,654)
Derivative financial instruments	(4,064)	(245,517)	(5,268)	(254,849)
Total liabilities	(41,630)	(592,433)	(6,420)	(640,483)

As at 31.12.22
Trading portfolio assets	62,478	64,855	6,480	133,813
Financial assets at fair value through the income statement	5,720	198,723	9,125	213,568
Derivative financial instruments	10,054	287,152	5,174	302,380
Financial assets at fair value through other comprehensive income	20,704	44,347	11	65,062
Investment property	—	—	5	5
Total assets	98,956	595,077	20,795	714,828

Trading portfolio liabilities	(44,128)	(28,740)	(56)	(72,924)
Financial liabilities designated at fair value	(133)	(270,454)	(1,050)	(271,637)
Derivative financial instruments	(10,823)	(272,434)	(6,363)	(289,620)
Total liabilities	(55,084)	(571,628)	(7,469)	(634,181)
The following table shows the Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

	As at 30.06.23		As at 31.12.22
	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m
Interest rate derivatives	2,523	(2,043)	2,362	(2,858)
Foreign exchange derivatives	182	(177)	1,513	(1,474)
Credit derivatives	342	(694)	290	(603)
Equity derivatives	1,488	(2,356)	1,009	(1,428)
Corporate debt	1,769	(35)	1,677	(49)
Reverse repurchase and repurchase agreements	44	(643)	37	(434)
Non-asset backed loans	9,631	—	9,949	—
Private equity investments	1,280	(8)	1,291	(8)
Other[1]	3,207	(464)	2,667	(615)
Total	20,466	(6,420)	20,795	(7,469)
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, asset backed securities, equity cash products, issued debt, commercial paper, Government and government sponsored debt and investment property.
Assets and liabilities reclassified between Level 1 and Level 2
During the period, there were no material transfers between Level 1 and Level 2 (period ended 31 December 2022: no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the period.
Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
						Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers
	As at 01.01.23	Purchases	Sales	Issues	Settle-ments	Trading income	Other income		In	Out	As at 30.06.23
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	597	336	(118)	—	(53)	5	—	—	36	(29)	774
Non-asset backed loans	4,837	919	(1,152)	—	(311)	4	—	—	556	(334)	4,519
Other	1,046	1,030	(606)	—	(38)	(43)	—	—	430	(313)	1,506
Trading portfolio assets	6,480	2,285	(1,876)	—	(402)	(34)	—	—	1,022	(676)	6,799

Corporate debt	1,079	—	(120)	—	—	(20)	(3)	—	—	—	936
Non-asset backed loans	5,112	1,051	(305)	—	(641)	(46)	(42)	—	50	(114)	5,065
Private equity investments	1,284	50	(22)	—	(3)	(50)	14	—	2	—	1,275
Reverse repurchase and repurchase agreements	38	—	—	—	—	(11)	—	—	46	(29)	44
Other	1,612	796	(530)	—	(151)	(26)	(9)	—	22	(16)	1,698
Financial assets at fair value through the income statement	9,125	1,897	(977)	—	(795)	(153)	(40)	—	120	(159)	9,018

Corporate debt	—	13	—	—	—	—	—	—	46	—	59
Non-asset backed loans	—	47	—	—	—	—	—	—	—	—	47
Private equity investments	7	—	—	—	—	—	—	(2)	—	—	5
Other	4	—	—	—	(1)	—	—	—	—	—	3
Assets at fair value through other comprehensive income	11	60	—	—	(1)	—	—	(2)	46	—	114

Investment property	5	—	—	—	—	—	(3)	—	—	—	2

Trading portfolio liabilities	(56)	(16)	4	—	—	15	—	—	(8)	9	(52)

Financial liabilities designated at fair value	(1,050)	—	—	(226)	—	4	(1)	—	(290)	463	(1,100)

Interest rate derivatives	(496)	2	—	—	19	(35)	—	—	544	446	480
Foreign exchange derivatives	39	—	—	—	—	(31)	—	—	12	(15)	5
Credit derivatives	(313)	(191)	5	—	66	13	—	—	52	16	(352)
Equity derivatives	(419)	(90)	—	—	(132)	(135)	—	—	(104)	12	(868)
Net derivative financial instruments[1]	(1,189)	(279)	5	—	(47)	(188)	—	—	504	459	(735)

Total	13,326	3,947	(2,844)	(226)	(1,245)	(356)	(44)	(2)	1,394	96	14,046
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £4,533m and derivative financial liabilities were £5,268m.

Level 3 movement analysis
	As at 01.01.22	Purchases	Sales	Issues	Settle- ments	Total gains and (losses) in the period recognised in the income statement		Total gains or (losses) recognised in OCI	Transfers		As at 30.06.22
						Trading income	Other income		In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	389	90	(144)	—	(17)	54	—	—	43	(11)	404
Non-asset backed loans	758	2,448	(459)	—	—	11	—	—	50	(113)	2,695
Other	1,134	419	(178)	—	(302)	60	—	—	191	(167)	1,157
Trading portfolio assets	2,281	2,957	(781)	—	(319)	125	—	—	284	(291)	4,256

Corporate debt	816	45	—	—	(148)	55	—	—	—	—	768
Non-asset backed loans	5,647	1,847	(757)	—	(484)	(334)	—	—	52	(9)	5,962
Private equity investments	1,095	99	(16)	—	(1)	84	(26)	—	59	(4)	1,290
Reverse repurchase and repurchase agreements	13	66	—	—	(12)	16	—	—	95	—	178
Other	2,141	4,706	(5,579)	—	4	(57)	184	—	4	(19)	1,384
Financial assets at fair value through the income statement	9,712	6,763	(6,352)	—	(641)	(236)	158	—	210	(32)	9,582

Non-asset backed loans	—	—	—	—	—	—	—	1	6	—	7
Asset backed securities	38	—	—	—	—	—	—	(2)	—	—	36
Assets at fair value through other comprehensive income	38	—	—	—	—	—	—	(1)	6	—	43

Investment property	7	—	(1)	—	—	—	(1)	—	—	—	5

Trading portfolio liabilities	(27)	(35)	3	—	—	(29)	—	—	—	6	(82)

Financial liabilities designated at fair value	(410)	(5)	—	(13)	47	(22)	—	—	(81)	37	(447)

Interest rate derivatives	(260)	25	—	—	(4)	(305)	(9)	—	271	6	(276)
Foreign exchange derivatives	2	—	—	—	(9)	273	—	—	(65)	25	226
Credit derivatives	(386)	(36)	5	—	60	(99)	—	—	20	55	(381)
Equity derivatives	(1,405)	(83)	—	—	171	980	(1)	—	(9)	272	(75)
Net derivative financial instruments[1]	(2,049)	(94)	5	—	218	849	(10)	—	217	358	(506)

Total	9,552	9,586	(7,126)	(13)	(695)	687	147	(1)	636	78	12,851
1Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £3,873m and derivative financial liabilities were £4,379m.
Unrealised gains and losses on Level 3 financial assets and liabilities
The following table discloses the unrealised gains and losses recognised in the period arising on Level 3 financial assets and liabilities held at the period end.

	Half year ended 30.06.23				Half year ended 30.06.22
	Income statement		Other compre hensive income	Total	Income statement		Other compre hensive income	Total
	Trading income	Other income			Trading income	Other income
	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(35)	—	—	(35)	121	—	—	121
Financial assets at fair value through the income statement	(144)	(40)	—	(184)	(165)	(22)	—	(187)
Financial assets at fair value through other comprehensive income	—	—	(2)	(2)	—	—	(1)	(1)
Investment properties	—	(3)	—	(3)	—	(1)	—	(1)
Trading portfolio liabilities	15	—	—	15	(35)	—	—	(35)
Financial liabilities designated at fair value	2	(1)	—	1	(14)	—	—	(14)
Net derivative financial instruments	(186)	—	—	(186)	862	(1)	—	861
Total	(348)	(44)	(2)	(394)	769	(24)	(1)	744
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.
Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.
Current year valuation and sensitivity methodologies are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2022.

Sensitivity analysis of valuations using unobservable inputs

	As at 30.06.23				As at 31.12.22
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes
	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	123	—	(186)	—	119	—	(155)	—
Foreign exchange derivatives	11	—	(17)	—	16	—	(22)	—
Credit derivatives	26	—	(79)	—	79	—	(71)	—
Equity derivatives	186	—	(264)	—	161	—	(168)	—
Corporate debt	23	—	(22)	—	45	—	(27)	—
Non-asset backed loans	360	1	(590)	(1)	316	—	(521)	—
Private equity investments	240	1	(239)	(1)	268	1	(281)	(1)
Other[1]	126	—	(124)	—	71	—	(82)	—
Total	1,095	2	(1,521)	(2)	1,075	1	(1,327)	(1)
1Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, asset backed securities, equity cash products, issued debt, commercial paper, Government and government sponsored debt and investment property.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £1,097m (December 2022: £1,076m) or to decrease fair values by up to £1,523m (December 2022: £1,328m) with substantially all the potential effect impacting profit and loss rather than reserves.
Significant unobservable inputs
The valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 are consistent with Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2022.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	As at 30.06.23	As at 31.12.22
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(554)	(577)
Uncollateralised derivative funding	(24)	(11)
Derivative credit valuation adjustments	(241)	(319)
Derivative debit valuation adjustments	196	208
•Exit price adjustments derived from market bid-offer spreads decreased by £23m to £554m
•Uncollateralised derivative funding increased by £13m to £24m
•Derivative credit valuation adjustments decreased by £78m to £241m as a result of tightening input counterparty credit spreads
•Derivative debit valuation adjustments decreased by £12m to £196m
Portfolio exemption
The Group uses the portfolio exemption in IFRS 13, Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, the Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £197m (December 2022: £126m) for financial instruments measured at fair value and £209m (December 2022: £216m) for financial instruments carried at amortised cost. There are additions and FX gains of £107m (December 2022: £59m) and amortisation and releases of £36m (December 2022: £66m) for financial instruments measured at fair value and additions of £nil (December 2022: £nil) and amortisation and releases of £7m (December 2022: £14m) for financial instruments carried at amortised cost.
Third party credit enhancements
Structured and brokered certificates of deposit issued by the Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the United States. The FDIC is funded by premiums that Barclays and other banks pay for deposit insurance coverage. The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on balance sheet value of these brokered certificates of deposit amounted to £4,648m (December 2022: £5,197m).
Comparison of carrying amounts and fair values for assets and liabilities not held at fair value
Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2022.
The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Group’s balance sheet.

	As at 30.06.23		As at 31.12.22
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Debt securities at amortised cost	53,147	51,615	45,487	44,815
Loans and advances at amortised cost	348,258	341,484	353,292	346,846
Reverse repurchase agreements and other similar secured lending	2,600	2,600	776	776

Financial liabilities
Deposits at amortised cost	(554,666)	(554,536)	(545,782)	(545,738)
Repurchase agreements and other similar secured borrowing	(41,213)	(41,211)	(27,052)	(27,054)
Debt securities in issue	(105,018)	(105,546)	(112,881)	(113,276)
Subordinated liabilities	(11,019)	(11,001)	(11,423)	(11,474)